REVENUE	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUE

21. REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the year ended December 31, 2024, the Company recognized $41,427 (2023 - $465,777, 2022 - $552,748) from non-recurring engineering services and product sales. The revenue is recognized over time.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)